Schedule of Components of (Loss) Income Before Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic					$ (1,839)	$ 36
Foreign					(1,152)	(12,030)
Income / (loss) before income taxes	$ (396)	$ (1,248)	$ (563)	$ (5,454)	$ (2,991)	$ (11,994)